BALANCE SHEETS - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current Assets
Cash	$ 398,570	$ 2,702,889
Inventory	65,668
Prepaid expenses and other current assets	39,081	$ 60,186
Total current assets	503,319	2,763,075
Property and Equipment, net	1,346,346	1,533,588
Patents, net	99,447	112,299
Other Assets	24,578	24,578
Total assets	1,973,690	4,433,540
Current Liabilities
Accounts payable and accrued expenses	425,582	501,051
Note payable, net of discount	197,639	$ 130,786
Convertible notes payable, net of discounts	42,500
Derivatives liabilities	1,141,700
Total current liabilities	1,807,421	$ 631,837
Note payable, long-term portion, net of discounts	276,392	358,245
Total liabilities	$ 2,083,813	$ 990,082
Stockholders' Equity (Deficit)
Convertible preferred stock - 10,000,000 shares authorized, no shares issued and outstanding
Common stock - 500,000,000 shares authorized, 22,261,884 and 21,385,217 shares issued and outstanding as of June 30, 2015 and 2014, respectively	$ 22,262	$ 21,385
Additional paid-in capital	41,987,111	40,232,630
Accumulated deficit	(42,119,496)	(36,810,557)
Total stockholders' equity (deficit)	(110,123)	3,443,458
Total liabilities and stockholders' equity (deficit)	$ 1,973,690	$ 4,433,540